Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of operating segments [line items]
Net (loss) income	$ (180,419,837)	$ (9,166,323)	$ (280,850,619)	$ (191,144,342)
Sales:
Trade	1,672,446,148		1,385,899,150	1,065,118,590
Services income	8,673,002	440,636	11,130,569	8,974,642
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net	(21,418,997)	(1,088,203)	151,444,560	(331,314,343)
Cost of sales	1,199,511,561	60,941,810	1,004,204,880	865,822,221
Gross income	503,026,586	25,556,528	241,380,279	539,585,354
Other revenue (expenses), net	23,052,511	1,171,195	5,174,076	22,649,606
Distribution, transportation and sales expenses	23,774,354	1,207,868	21,889,670	25,231,240
Administrative expenses	134,321,481	6,824,273	119,939,454	112,653,533
Operating income	367,400,407	18,665,969	104,725,231	424,350,187
Financing income	31,557,122	1,603,276	16,165,853	13,749,255
Financing cost	(120,727,022)	(6,133,599)	(117,644,548)	(98,844,464)
Derivative financial instruments (cost) income, net	(22,258,613)	(1,130,860)	25,338,324	(14,000,987)
Foreign exchange (loss) income, net	23,659,480	1,202,032	23,184,122	(254,012,743)
Profit (loss) sharing in joint ventures and associates	1,527,012	77,581	360,440	2,135,845
Taxes, duties and other	461,578,223		332,980,041	264,521,435
Net (loss) income	(180,419,837)	(9,166,323)	(280,850,619)	(191,144,342)
Total current assets	393,109,961		363,526,290		$ 19,972,157
Total non current assets	1,682,087,307		1,768,475,824		85,459,322
Total current liabilities	447,776,294		389,127,185		22,749,508
Total non current liabilities	3,086,826,406		3,245,227,314		156,827,825
Equity (deficit), net	(1,459,405,432)		(1,502,352,385)	(1,233,008,147)	$ (74,145,854)	$ (1,331,675,898)
Depreciation and amortization	153,382,040	$ 7,792,655	156,704,513	150,439,491
Net periodic cost of employee benefits	114,621,614		108,073,075	109,738,416
Previously Reported [Member]
Sales:
Distribution, transportation and sales expenses	23,774,354
Exploration and production [member]
Disclosure of operating segments [line items]
Net (loss) income	8,146,689		(151,037,384)	(45,878,653)
Sales:
Trade	482,262,631
Intersegment	397,199,590		762,637,362	616,380,615
Services income	23,110
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net	(65,013,616)		129,350,315	(271,709,433)
Cost of sales	402,979,694		391,089,410	359,064,884
Gross income	541,519,253		242,197,637	529,025,164
Other revenue (expenses), net	12,475,283		10,204,045	27,346,794
Distribution, transportation and sales expenses	106,510
Administrative expenses	67,988,247		58,539,119	54,509,047
Operating income	485,899,779		193,862,563	501,862,911
Financing income	94,009,399		121,293,404	56,040,129
Financing cost	(127,343,514)		(136,378,338)	(109,946,363)
Derivative financial instruments (cost) income, net	(19,132,060)		(1,613,874)
Foreign exchange (loss) income, net	28,035,087		10,043,316	(217,166,718)
Profit (loss) sharing in joint ventures and associates	54,149		(75,195)	(21,164)
Taxes, duties and other	469,669,529		338,169,260	276,647,448
Net (loss) income	8,146,689		(151,037,384)	(45,878,653)
Total current assets	1,109,407,361		1,036,063,541
Total non current assets	1,023,144,103		1,021,972,864
Total current liabilities	334,709,929		284,656,058
Total non current liabilities	2,254,024,319		2,285,756,339
Equity (deficit), net	(456,182,784)		(512,375,992)
Depreciation and amortization	124,671,118		127,742,568	124,329,921
Net periodic cost of employee benefits	33,688,888		32,794,386	32,617,215
Exploration and production [member] | Previously Reported [Member]
Disclosure of operating segments [line items]
Net (loss) income	(8,146,689)
Sales:
Net (loss) income	(8,146,689)
Industrial transformation [member]
Disclosure of operating segments [line items]
Net (loss) income	(57,048,514)		(55,786,663)	(69,865,290)
Sales:
Trade	960,558,229		857,456,146	648,088,013
Intersegment	141,997,392		150,360,283	117,096,378
Services income	546,136		6,116,937	5,565,604
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net	(659,610)		15,952,092	(52,498,881)
Cost of sales	1,091,796,331		1,004,683,554	823,763,927
Gross income	11,965,036		(6,702,280)	(515,051)
Other revenue (expenses), net	5,370,430		1,515,538	19,964,654
Distribution, transportation and sales expenses	26,616,527		26,049,566	50,792,317
Administrative expenses	51,613,434		38,994,887	34,183,846
Operating income	(60,894,495)		(70,231,195)	(65,526,560)
Financing income	7,475,509		11,427,907	11,056,345
Financing cost	(1,910,666)		(2,398,643)	(3,188,892)
Derivative financial instruments (cost) income, net	(11,304)		5,835	3,172
Foreign exchange (loss) income, net	(1,707,558)		4,924,209	(12,858,875)
Profit (loss) sharing in joint ventures and associates			485,224	649,520
Net (loss) income	(57,048,514)		(55,786,663)	(69,865,290)
Total current assets	238,486,786		570,380,888
Total non current assets	283,521,897		286,815,419
Total current liabilities	155,402,987		459,130,165
Total non current liabilities	529,484,079		617,978,584
Equity (deficit), net	(162,878,383)		(219,912,442)
Depreciation and amortization	19,183,640		17,935,112	17,425,472
Net periodic cost of employee benefits	51,239,055		52,538,989	52,886,397
Cogeneration and services [member]
Disclosure of operating segments [line items]
Net (loss) income	1,789		(92,093)	(34,700)
Sales:
Intersegment			114,233	51,913
Services income			334,755	132,521
Cost of sales			472,732	166,721
Gross income			(23,744)	17,713
Other revenue (expenses), net	1,788		2,646
Distribution, transportation and sales expenses			13,581	8,232
Administrative expenses			37,679	32,126
Operating income	1,788		(72,358)	(22,645)
Financing income	1		147
Financing cost			(19,882)	(12,055)
Net (loss) income	1,789		(92,093)	(34,700)
Total current assets			179,807
Total current liabilities			531,580
Equity (deficit), net			(351,773)
Net periodic cost of employee benefits				5,860
Drilling and services [member]
Disclosure of operating segments [line items]
Net (loss) income	217,252		1,265,560	(142,404)
Sales:
Intersegment	3,414,033		3,400,456	1,981,754
Services income	198,775		41,741	70,112
Cost of sales	(1,350,678)		468,171	143,956
Gross income	4,963,486		2,974,026	1,907,910
Other revenue (expenses), net	(3,797,729)		(31,454)	591,704
Distribution, transportation and sales expenses	63			6
Administrative expenses	965,397		888,776	983,560
Operating income	200,297		2,053,796	1,516,048
Financing income	350,326		57,313	72,995
Financing cost	(771,639)		(795,947)	(642,711)
Foreign exchange (loss) income, net	31,051		227,365	(1,570,317)
Taxes, duties and other	(407,217)		276,967	(481,581)
Net (loss) income	217,252		1,265,560	(142,404)
Total current assets	11,478,067		6,871,148
Total non current assets	15,267,696		19,349,601
Total current liabilities	2,962,370		2,201,936
Total non current liabilities	10,739,495		11,684,489
Equity (deficit), net	13,043,898		12,334,324
Depreciation and amortization	1,483,248		2,368,123	2,559,357
Net periodic cost of employee benefits	27,105		39,697	31,491
Logistics [member]
Disclosure of operating segments [line items]
Net (loss) income	(62,575,557)		(833,949)	(10,018,145)
Sales:
Intersegment	63,672,574		70,671,871	68,316,958
Services income	4,708,217		3,714,941	2,813,887
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net	40,288,338			(5,829,520)
Cost of sales	42,694,683		50,926,263	61,248,584
Gross income	(14,602,230)		23,460,549	15,711,781
Other revenue (expenses), net	(40,069,840)		(24,134,436)	(27,189,969)
Distribution, transportation and sales expenses	82,755		73,526	148,215
Administrative expenses	11,592,604		7,459,928	7,175,451
Operating income	(66,347,429)		(8,207,341)	(18,801,854)
Financing income	1,351,514		1,622,827	373,301
Financing cost	(220,721)		(2,307,427)	(481,741)
Foreign exchange (loss) income, net	167,982		613,099	(1,118,537)
Profit (loss) sharing in joint ventures and associates	(1,092)		(74)
Taxes, duties and other	(2,474,189)		(7,444,967)	(10,010,686)
Net (loss) income	(62,575,557)		(833,949)	(10,018,145)
Total current assets	15,343,841		49,391,784
Total non current assets	100,097,224		142,504,209
Total current liabilities	31,418,555		44,521,371
Total non current liabilities	10,332,359		12,184,880
Equity (deficit), net	73,690,151		135,189,742
Depreciation and amortization	4,409,226		4,562,140	2,230,557
Net periodic cost of employee benefits	191,132		(4,954)	30,340
Fertilizers [member]
Disclosure of operating segments [line items]
Net (loss) income	(5,329,743)		(4,270,024)	(1,659,482)
Sales:
Trade	2,933,424		4,123,006	3,873,403
Intersegment	65,802		642,965	900,464
Services income	4,742		2,339	1,908
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net	2,246,264		1,935,500
Cost of sales	4,509,881		6,001,259	5,506,198
Gross income	(3,752,177)		(3,168,449)	(730,423)
Other revenue (expenses), net	71,419		9,013	32,710
Distribution, transportation and sales expenses	387,397		528,370	185,168
Administrative expenses	785,883		352,537	731,479
Operating income	(4,854,038)		(4,040,343)	(1,614,360)
Financing income	4,916		2,248	4,358
Financing cost	(478,044)		(211,004)	(20,217)
Foreign exchange (loss) income, net	(2,577)		(20,925)	(29,263)
Net (loss) income	(5,329,743)		(4,270,024)	(1,659,482)
Total current assets	2,772,995		3,155,476
Total non current assets	4,187,744		5,767,980
Total current liabilities	9,682,768		6,455,246
Total non current liabilities	108,467		100,804
Equity (deficit), net	(2,830,496)		2,367,406
Depreciation and amortization	(246,697)		422,930	481,241
Net periodic cost of employee benefits	9,162		(1,999)	(1,178)
Ethylene [member]
Disclosure of operating segments [line items]
Net (loss) income	(4,986,112)		(1,441,726)	2,096,614
Sales:
Trade	12,809,114		12,621,648	15,392,552
Intersegment	1,635,050		1,565,757	1,764,438
Services income	13,379		26,733	60,141
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net				(1,276,509)
Cost of sales	15,952,951		14,272,340	13,936,213
Gross income	(1,495,408)		(58,202)	4,557,427
Other revenue (expenses), net	149,028		23,030	63,989
Distribution, transportation and sales expenses	251,459		334,663	481,727
Administrative expenses	1,860,759		1,105,554	2,101,834
Operating income	(3,458,598)		(1,475,389)	2,037,855
Financing income	26,565		46,113	64,582
Financing cost	(79,335)		(1,964)	(2,980)
Foreign exchange (loss) income, net	(28,542)		(10,486)	(2,843)
Taxes, duties and other	1,446,202
Net (loss) income	(4,986,112)		(1,441,726)	2,096,614
Total current assets	8,337,752		3,994,381
Total non current assets	17,771,292		19,147,664
Total current liabilities	6,710,315		2,183,654
Total non current liabilities	149,750		125,236
Equity (deficit), net	19,248,979		20,833,155
Depreciation and amortization	1,385,445		1,688,493	1,395,232
Net periodic cost of employee benefits	8,839		(12,561)	1,424
Trading Companies [member]
Disclosure of operating segments [line items]
Net (loss) income	4,778,083		12,045,101	11,166,750
Sales:
Trade	204,103,954		508,539,112	395,118,117
Intersegment	640,382,216		539,193,190	405,293,283
Services income	64,038		66,621	236,230
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net	1,719,627
Cost of sales	837,820,025		1,031,997,901	783,691,245
Gross income	5,010,556		15,801,022	16,956,385
Other revenue (expenses), net	1,791,001		307,212	3,412,711
Distribution, transportation and sales expenses	280,407		375,482	229,432
Administrative expenses	1,541,092		1,564,859	1,157,182
Operating income	4,980,058		14,167,893	18,982,482
Financing income	702,471		905,405	1,098,079
Financing cost	(1,379,583)		(1,328,827)	(1,342,351)
Derivative financial instruments (cost) income, net	382,568		(772,143)	(1,951,959)
Foreign exchange (loss) income, net	920,488		(4,318)	174,866
Profit (loss) sharing in joint ventures and associates	1,012,490		1,049,809	1,586,503
Taxes, duties and other	1,840,409		1,972,718	7,380,870
Net (loss) income	4,778,083		12,045,101	11,166,750
Total current assets	137,727,664		158,414,445
Total non current assets	28,939,309		28,394,454
Total current liabilities	98,007,805		112,046,527
Total non current liabilities	4,272,341		4,796,353
Equity (deficit), net	64,386,827		69,966,018
Depreciation and amortization	403,122		(19,798)	86,707
Net periodic cost of employee benefits	(321,683)		16,166	(552,735)
Corporate and other operating subsidiary companies [member]
Disclosure of operating segments [line items]
Net (loss) income	(172,576,873)		(292,266,613)	(194,251,296)
Sales:
Trade	9,778,796		3,159,238	2,646,505
Intersegment	119,762,378		79,031,944	50,683,175
Services income	3,114,605		826,502	473,415
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net			4,206,653
Cost of sales	54,148,722		33,033,923	7,260,043
Gross income	78,507,057		45,777,108	46,543,052
Other revenue (expenses), net	6,771,950		(5,344,872)	(906,183)
Distribution, transportation and sales expenses	94,457		59,043	49,162
Administrative expenses	74,525,804		62,001,641	60,497,232
Operating income	10,658,746		(21,628,448)	(14,909,525)
Financing income	142,481,311		145,907,795	125,964,466
Financing cost	(202,865,030)		(239,003,771)	(163,400,779)
Derivative financial instruments (cost) income, net	(3,497,812)		27,718,506	(12,052,200)
Foreign exchange (loss) income, net	(3,756,451)		7,411,862	(21,441,056)
Profit (loss) sharing in joint ventures and associates	(124,094,148)		(212,666,494)	(117,426,818)
Taxes, duties and other	(8,496,511)		6,063	(9,014,616)
Net (loss) income	(172,576,873)		(292,266,613)	(194,251,296)
Total current assets	723,490,973		506,187,594
Total non current assets	1,624,995,944		1,605,553,140
Total current liabilities	1,662,808,360		1,439,097,882
Total non current liabilities	2,116,660,861		2,148,891,089
Equity (deficit), net	(1,430,982,304)		(1,476,248,237)
Depreciation and amortization	2,092,938		2,004,945	1,931,004
Net periodic cost of employee benefits	26,861,666		22,703,351	24,719,602
Eliminations [member]
Disclosure of operating segments [line items]
Net (loss) income	125,246,527		211,567,172	117,442,264
Sales:
Intersegment	(1,368,129,035)		(1,607,618,061)	(1,262,468,978)
Services income				(379,176)
Cost of sales	(1,249,040,048)		(1,528,740,673)	(1,188,959,550)
Gross income	(119,088,987)		(78,877,388)	(73,888,604)
Other revenue (expenses), net	40,289,181		22,623,354	(666,804)
Distribution, transportation and sales expenses	(3,462,366)		(5,544,561)	(26,663,019)
Administrative expenses	(76,551,739)		(51,005,526)	(48,718,224)
Operating income	1,214,299		296,053	825,835
Financing income	(214,844,890)		(265,097,306)	(180,925,000)
Financing cost	214,321,510		264,801,255	180,193,625
Derivative financial instruments (cost) income, net	(5)
Profit (loss) sharing in joint ventures and associates	124,555,613		211,567,170	117,347,804
Net (loss) income	125,246,527		211,567,172	$ 117,442,264
Total current assets	(1,853,935,478)		(1,971,112,774)
Total non current assets	(1,415,837,902)		(1,361,029,507)
Total current liabilities	(1,853,926,795)		(1,961,697,234)
Total non current liabilities	(1,838,945,265)		(1,836,290,460)
Equity (deficit), net	423,098,680		$ 465,845,413
Net periodic cost of employee benefits	$ 2,917,450